Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 01, 2019	Dec. 01, 2016	Jul. 31, 2016	Jul. 31, 2019	Jul. 31, 2017	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
C000033214 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 50,916	$ 46,050	$ 36,409	$ 28,904	$ 25,523	$ 35,656	$ 26,201	$ 17,618	$ 15,767	$ 11,952
C000033215 [Member]
Account Value [Line Items]
Accumulated Value			10,000			51,949	46,885	37,000	29,313	25,834	36,010	26,409	17,727	15,831	11,980
C000033216 [Member]
Account Value [Line Items]
Accumulated Value			9,425			46,792	42,428	33,631	26,769	23,695	33,178	24,440	16,481	14,780	11,237
C000033217 [Member]
Account Value [Line Items]
Accumulated Value			10,000			48,432	44,019	34,977	27,906	24,764	34,766	25,673	17,352	15,605	11,894
C000174988 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 12,325	54,192	48,841	38,478	30,442	26,784	37,287	27,307	18,297	16,316
C000212516 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,568		32,415	29,065	22,788	17,937	15,703	21,750	15,850
Russell 1000 [Member]
Account Value [Line Items]
Accumulated Value			10,000			39,841	33,497	28,743	23,657	20,945	22,490	16,301	14,550	13,472	11,595
Russell 1000 (Inception Date 12/1/16) [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,396	39,156	32,921	28,249	23,250	20,585	22,103	16,021	14,300	13,240
Russell 1000 (Inception Date 4/1/19) [Member]
Account Value [Line Items]
Accumulated Value	10,000			10,464		28,652	24,090	20,671	17,013	15,063	16,174	11,723
Russell 1000 Growth [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			50,001	46,285	37,403	29,466	25,118	28,520	20,867	16,071	14,502	$ 11,805
Russell 1000 Growth (Inception Date 12/1/16) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,958	50,646	46,882	37,886	29,847	25,443	28,888	21,136	$ 16,279	$ 14,689
Russell 1000 Growth (Inception Date 4/1/19) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,576		$ 32,903	$ 30,458	$ 24,613	$ 19,390	$ 16,529	$ 18,768	$ 13,731